Cover	Jun. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2025
Entity File Number	000-56642
Entity Registrant Name	Angel Studios, Inc.
Entity Central Index Key	0001671941
Entity Tax Identification Number	46-5217451
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 W Center St.
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84601
City Area Code	760
Local Phone Number	933-8437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false